SHARE CAPITAL - REGISTERED, ISSUED AND FULLY PAID - NARRATIVE (Details)			1 Months Ended			12 Months Ended
	Jun. 30, 2013 item shares	Feb. 14, 2013 HKD ($) $ / shares	Jul. 31, 2001 ¥ / shares shares	Oct. 31, 2000 ¥ / shares $ / shares shares	Oct. 31, 2000 $ / shares ¥ / shares shares	Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2021 ¥ / shares	Dec. 31, 2015 ¥ / shares shares	Dec. 31, 2014 ¥ / shares shares	Dec. 31, 2013 ¥ / shares shares	Feb. 14, 2013 ¥ / shares shares	Dec. 31, 2012 ¥ / shares shares	Dec. 31, 2011 ¥ / shares shares	Dec. 31, 2010 item ¥ / shares shares	Jul. 25, 2000 ¥ / shares shares	Feb. 25, 2000 ¥ / shares shares
Disclosure of classes of share capital [line items]
Number of shares issued																68,800,000,000
Par value per share | ¥ / shares															¥ 1.00	¥ 1.00
Conversion from retained earnings and share premium
Disclosure of classes of share capital [line items]
Number of shares converted from retained earnings pursuant to shareholders' approval	2
Number of share premium transfer to share capital	1
Number of existing share | item	10
Outside PRC [member]
Disclosure of classes of share capital [line items]
Par value per share | ¥ / shares															¥ 1.00
A shares
Disclosure of classes of share capital [line items]
Par value per share | ¥ / shares						¥ 1.00	¥ 1.00
A shares | Global initial public offering
Disclosure of classes of share capital [line items]
Number of shares issued			2,800,000,000
Par value per share | ¥ / shares			¥ 1.00
Share price | ¥ / shares			¥ 4.22
A shares | Exercise of warrants
Disclosure of classes of share capital [line items]
Par value per share | ¥ / shares														¥ 1.00
A shares | Exercise of warrants | Bonds with Warrants
Disclosure of classes of share capital [line items]
Number of shares issued														88,774
Number of warrants entitled to bonds with warrants | item														188,292
A shares | Conversion of convertible instruments | 2011 Convertible Bonds [member]
Disclosure of classes of share capital [line items]
Number of shares issued								2,790,814,006	1,715,081,853	114,076		117,724,450	34,662
Par value per share | ¥ / shares								¥ 1.00	¥ 1.00	¥ 1.00		¥ 1.00	¥ 1.00
A shares | Conversion from retained earnings and share premium
Disclosure of classes of share capital [line items]
Number of shares issued	21,011,962,225
H shares (including American Depositary Shares) | Outside PRC [member] | Global initial public offering
Disclosure of classes of share capital [line items]
Number of shares issued				15,102,439,000	15,102,439,000
H shares
Disclosure of classes of share capital [line items]
Par value per share | ¥ / shares				¥ 1.00	¥ 1.00	¥ 1.00	¥ 1.00
Number of shares repurchased						442,300,000
H shares | The Placing [member]
Disclosure of classes of share capital [line items]
Number of shares issued											2,845,234,000
Par value per share | ¥ / shares											¥ 1.00
Share price | $ / shares		$ 8.45
Aggregate gross proceeds from Placing | $		$ 24,042,227,300.00
Aggregate net proceeds from Placing | $		$ 23,970,100,618.00
H shares | Conversion from retained earnings and share premium
Disclosure of classes of share capital [line items]
Number of shares issued	5,887,716,600
Number of shares repurchased						732,502,000
H shares | Outside PRC [member] | Global initial public offering
Disclosure of classes of share capital [line items]
Number of shares issued				12,521,864,000	12,521,864,000
Share price | $ / shares				¥ 1.59
H shares | Outside PRC [member] | Global initial public offering | Sinopec Group Company [member]
Disclosure of classes of share capital [line items]
Number of shares issued				1,678,049,000	1,678,049,000
Par value per share | ¥ / shares				¥ 1.00	¥ 1.00
American Depositary Shares | Global initial public offering
Disclosure of classes of share capital [line items]
Number of H shares each American Depositary Share represents				100	100
American Depositary Shares | Outside PRC [member] | Global initial public offering
Disclosure of classes of share capital [line items]
Number of shares issued				25,805,750	25,805,750
Share price | $ / shares					¥ 20.645
Top of Range [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised															88,300,000,000
Top of Range [Member] | Outside PRC [member]
Disclosure of classes of share capital [line items]
Number of shares issued															19,500,000,000
Top of Range [Member] | Outside PRC [member] | Sinopec Group Company [member]
Disclosure of classes of share capital [line items]
Number of shares issued															3,500,000,000